Stockholders' Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity

Note 10 – Stockholders’ Equity

Convertible Series A Preferred Stock

In October 2015, in connection with the We Sell Cellular acquisition, holders of 100,000 shares of the Company’s Convertible Series A Preferred Stock agreed to convert their preferred stock into 100,000 shares of common stock. As a result, there are no shares of Convertible Series A Preferred Stock outstanding as of December 31, 2016 and 2015.

Convertible Series B Preferred Stock

In October 2015, in connection with the We Sell Cellular acquisition, holders of 951,250 shares of the Company’s Convertible Series B Preferred agreed to convert their preferred stock converted into 60,411 shares of common stock. As a result, there are no shares of Convertible Series B Preferred Stock outstanding as of December 31, 2016 and 2015.

Convertible Series C Preferred Stock

In October 2015, in connection with the We Sell Cellular acquisition, holders of 146,667 shares of the Company’s Convertible Series C Preferred Stock agreed to convert their preferred stock into 146,667 shares of common stock. As a result, there are no shares of Convertible Series C Preferred Stock outstanding as of December 31, 2016 and 2015.

Series E Preferred Stock

In October 2015, in connection with the We Sell Cellular acquisition, holders of 103,232 shares of the Company’s Convertible Series E Preferred Stock agreed to convert their preferred stock into 103,232 shares of common stock. As a result, there are no shares of Convertible Series E Preferred Stock outstanding as of December 31, 2016 and 2015.

Common Stock

On March 16, 2015, the Company filed a Certificate of Correction pursuant to which the number of authorized shares of the Company’s common stock was decreased from 650,000,000 shares to 43,333,333 shares to properly reflect the Company’s 1-for-15 reverse stock split on January 21, 2014. The par value remained the same. All share and per share amounts have been retroactively restated to reflect the reverse stock split.